Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Financial Instruments - Schedule of Carrying Values and Estimated Fair Values of Financial Instruments (Table)

	2021		2020
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets (liabilities)
Cash and cash equivalents	117,192	117,192	160,475	160,475
Restricted cash	10,005	10,005	11,296	11,296
Margin deposits	5,849	5,849	6,153	6,153
Long-term receivable (including short-term portion)	35,904	35,904	27,294	27,294
Financial liability	(4,193)	(4,193)	(5,148)	(5,148)
Obligations under operating leases	(88,573)	(88,573)	(67,110)	(67,110)
Debt	(1,380,648)	(1,380,648)	(1,509,794)	(1,509,794)

Financial Instruments - Schedule of Derivative Instruments - Statements of Financial Position Location (Table)

		Asset Derivatives		Liability Derivatives
		December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	7	—	8,884	11,095
	Financial instruments - Fair Value, net of current portion	1,382	—	8,656	25,088
Subtotal		1,389	—	17,540	36,183

		Asset Derivatives		Liability Derivatives
		December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives not designated as hedging instruments
Bunker swaps	Current portion of financial instruments—Fair value	1,845	255	—	3,988
Bunker swaps	Financial instruments—Fair Value, net of current portion	144	—	—	5,023
Bunker put options	Current portion of financial instruments—Fair value	—	387	—	180
Subtotal		1,989	642	—	9,191
Total derivatives		3,378	642	17,540	45,734

Financial Instruments - Schedule of Cash Flow Hedges - Gain (Loss) Recognized In Accumulated Other Comprehensive Loss on Derivative (Effective Portion) (Table)

Derivative		Amount
	Gain (Loss) Recognized in Accumulated Other Comprehensive Loss on Derivative (Effective Portion) Location	2021	2020	2019
Interest rate swaps		29,999	(25,054)	(9,938)
Total		29,999	(25,054)	(9,938)

Financial Instruments - Schedule of Cash Flow Hedges - Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion) (Table)

Derivative		Amount
	Gain (Loss) Recognized in Accumulated Other Comprehensive Loss on Derivative (Effective Portion) Location	2021	2020	2019
Interest rate swaps	Depreciation expense	(192)	(189)	(189)
Interest rate swaps	Interest and finance costs, net	10,372	(6,224)	(56)
Total		10,180	(6,413)	(245)

Financial Instruments - Schedule of Derivatives Not Designated as Hedging Instruments - Net Effect on the Statement Of Comprehensive Income (Table)

Derivative		Amount
	Net Realized and Unrealized Gain (Loss) Recognized on Statement of Comprehensive Income (Loss) Location	2021	2020	2019
Interest rate swaps	Interest and finance costs, net	—	187	(149)
Bunker swaps	Interest and finance costs, net	11,191	(14,312)	1,122
Bunker put options	Interest and finance costs, net	(172)	(271)	—
Bunker call options	Interest and finance costs, net	—	(74)	(1,672)
Total		11,019	(14,470)	(699)

Financial Instruments - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Table)

Recurring measurements:	December 31, 2021	December 31, 2020
Interest rate swaps	(16,151)	(36,183)
Bunker swaps	1,989	(8,755)
Bunker put options	—	207
	(14,162)	(44,731)